Document And Entity Information	6 Months Ended
Oct. 31, 2023
Document Information Line Items
Entity Registrant Name	PIXIE DUST TECHNOLOGIES, INC.
Document Type	6-K
Current Fiscal Year End Date	--04-30
Amendment Flag	false
Entity Central Index Key	0001962845
Document Period End Date	Oct. 31, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-41749